Document And Entity Information	12 Months Ended
Dec. 31, 2016 shares
Document And Entity Information [Abstract]
Entity Registrant Name	WESTPORT FUEL SYSTEMS INC.
Entity Central Index Key	0001370416
Document Type	40-F
Document Period End Date	Dec. 31, 2016
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Entity Common Stock, Shares Outstanding	110,109,092.000
Document Fiscal Year Focus	2016
Document Fiscal Period Focus	FY